Schedule of Investments (unaudited)
June 30, 2020
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 42.6%
BlackRock Emerging Markets Fund, Inc., Class K	723,665	$ 17,686,371
BlackRock Technology Opportunities Fund, Class K(b)	195,027	9,384,687
iShares Core MSCI EAFE ETF	207,202	11,843,666
iShares Core S&P Small-Cap ETF	238,609	16,294,609
iShares Core S&P Total U.S. Stock Market ETF(c)	605,870	42,071,613
iShares Edge MSCI Min Vol USA ETF	140,195	8,500,023
iShares Edge MSCI USA Value Factor ETF	221,317	15,996,793
iShares MSCI EAFE Growth ETF(c)	205,716	17,097,057
iShares Trust iShares ESG MSCI USA ETF(c)	245,915	17,211,591
iShares U.S. Medical Devices ETF(c)	32,068	8,490,644
Master Advantage Large Cap Core Portfolio	$ 17,313,234	17,313,234
		181,890,288
Fixed-Income Funds — 57.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	7,871,588	77,692,578
iShares iBoxx $ Investment Grade Corporate Bond ETF	260,412	35,025,414
iShares U.S. Treasury Bond ETF	1,498,082	41,931,315
Master Total Return Portfolio	$ 89,181,076	89,181,076
		243,830,383
Total Long-Term Investments — 99.8% (Cost: $395,272,275)		425,720,671
Security	Shares	Value
Short-Term Securities(a)(d)
Money Market Funds — 6.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	749,922	$ 749,922
SL Liquidity Series, LLC, Money Market Series, 0.50%(e)	25,700,636	25,721,196
Total Short-Term Securities — 6.2% (Cost: $26,471,119)		26,471,118
Total Investments — 106.0% (Cost: $421,743,394)		452,191,789
Liabilities in Excess of Other Assets — (6.0)%		(25,657,712)
Net Assets — 100.0%		$ 426,534,077
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	580,541	657,296	(514,172)	723,665	$ 17,686,371	$ 296,842	$ (877,903)	$ 1,827,287
BlackRock Global Allocation Fund, Inc., Class K(b)	803,937	43,173	(847,110)	—	—	97,558	1,827,250	(852,535)
BlackRock Liquidity Funds, T-Fund, Institutional Class	756,363	—	(6,441)(c)	749,922	749,922	7,240	3	—
BlackRock Strategic Income Opportunities Portfolio, Class K	1,906,053	7,354,735	(1,389,200)	7,871,588	77,692,578	1,087,157	(206,401)	1,488,228
BlackRock Technology Opportunities Fund, Class K	—	250,632	(55,605)	195,027	9,384,687	—	130,896	1,969,701
BlackRock Technology Opportunities Fund, Institutional Class(b)	221,422	6,464	(227,886)	—	—	—	1,506,341	(129,580)
iShares 20+ Year Treasury Bond ETF(b)	—	52,566	(52,566)	—	—	36,611	(179,845)	—
iShares Core MSCI EAFE ETF	235,878	369,414	(398,090)	207,202	11,843,666	350,367	(1,464,410)	(1,480,317)
iShares Core S&P 500 ETF(b)	—	49,911	(49,911)	—	—	64,304	(2,396,169)	—
iShares Core S&P Small-Cap ETF	—	238,609	—	238,609	16,294,609	55,230	—	(619,101)
iShares Core S&P Total U.S. Stock Market ETF	717,038	641,331	(752,499)	605,870	42,071,613	699,231	2,086,745	1,098,923
iShares Edge MSCI Min Vol USA ETF	462,249	39,885	(361,939)	140,195	8,500,023	171,343	1,296,536	(1,970,581)
iShares Edge MSCI USA Quality Factor ETF(b)	—	191,230	(191,230)	—	—	142,063	(1,227,171)	—

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Size Factor ETF(b)	—	120,335	(120,335)	—	$ —	$ 38,801	$ 583,184	$ —
iShares Edge MSCI USA Value Factor ETF	—	224,844	(3,527)	221,317	15,996,793	86,568	7,346	502,540
iShares Floating Rate Bond ETF(b)	—	165,693	(165,693)	—	—	66,954	(90,791)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	308,610	(48,198)	260,412	35,025,414	188,632	(64,280)	502,313
iShares JP Morgan USD Emerging Markets Bond ETF(b)	—	—	—	—	—	123	—	—
iShares MBS ETF(b)	231,466	3,559	(235,025)	—	—	120,984	335,884	(402,499)
iShares MSCI EAFE Growth ETF	—	217,806	(12,090)	205,716	17,097,057	102,790	60,898	1,898,861
iShares Trust iShares ESG MSCI USA ETF	—	258,476	(12,561)	245,915	17,211,591	61,766	41,841	1,871,391
iShares U.S. Medical Devices ETF	—	32,727	(659)	32,068	8,490,644	5,995	5,753	580,972
iShares U.S. Treasury Bond ETF	708,261	2,336,666	(1,546,845)	1,498,082	41,931,315	295,383	3,003,687	(402,643)
Master Advantage Large Cap Core Portfolio	$29,636,359	$—	$(12,323,125)(c)(d)	$17,313,234	17,313,234	239,720	5,087,296	2,264,887
Master Total Return Portfolio	$81,108,082	$8,072,994(c)(d)	$—	$89,181,076	89,181,076	1,653,040	424,048	24,635
SL Liquidity Series, LLC, Money Market Series	11,043	25,689,593(c)	—	25,700,636	25,721,196	28,419(e)	6,196	—
U.S. Total Bond Index Master Portfolio(b)	$66,951,706	$—	$(66,951,706)(c)(d)	$—	—	847,628	3,131,459	(3,591,347)
					$ 452,191,789	$ 6,744,749	$ 13,028,393	$ 4,581,135
(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares/investment value purchased (sold).
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock 40/60 Target Allocation Fund
companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 319,226,361	$ —	$ —	$ 319,226,361
Short-Term Securities
Money Market Funds	749,922	—	—	749,922
	$ 319,976,283	$ —	$ —	319,976,283
Investments Valued at NAV(a)				132,215,506
				$ 452,191,789
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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